Consolidated Statements of Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Foreign currency translation reserve arising from translating financial statements of foreign operations	$ (84,455)	$ (18,494)	$ (12,964)
Adjustments arising from translating financial statements from functional currency to presentation currency	77,367	45,642	40,237
Reserve from financial assets measured at fair value through other comprehensive income	(4,853)	404	404
Share of other comprehensive income (loss) of companies accounted for at equity	(5,089)	(2,036)	(2,164)
Accumulated other comprehensive income (loss)	$ (17,030)	$ 25,516	$ 25,513